Financial Assets - Other current financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets
Current derivatives		€ 6
Total Non-current financial assets measured at fair value		6
Deposits and guarantees	€ 1	3
Other current financial assets	23	21
Current loans	12	214
Total other current financial assets measured at amortized cost	36	238
Total current financial assets	€ 36	€ 244